OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden
hours per response	18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21417

NFJ Dividend, Interest & Premium Strategy Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,	New York 10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-739-3371

Date of fiscal year end:	January 31, 2011

Date of reporting period:	July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

July 31, 2010

NFJ Dividend, Interest & Premium Strategy Fund

AGIC Equity & Convertible Income Fund
(formerly Nicholas-Applegate Equity & Convertible Income Fund)

Contents

Letter to Shareholders	2 - 4

Fund Insights/Performance & Statistics	5 - 9

Schedules of Investments	10 - 22

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	26 - 33

Financial Highlights	34 - 35

Annual Shareholder Meetings Results/Changes to the Board of Trustees/Change in Portfolio Manager/Proxy Voting Policies & Procedures/Changes in Investment Policies	36 - 37

Matters Relating to the Trustees’ Consideration of the Investment Management and Portfolio Management Agreements	38 - 40

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	1

Dear Shareholder:

The fiscal six-month period ended July 31, 2010, was marked by renewed turbulence in the financial markets, with most asset classes rising and falling, and moving in and out of favor, as investors navigated through a thicket of economic news, much of which appeared to be negative.

Economic indicators pointed conclusively to a U.S. economy that was running out of steam. After expanding as much as 5.0% on an annual basis at the end of 2009, gross domestic product (GDP) slowed to a 3.7% pace between January and March 2010, and a 2.4% rate between April and June 2010. Foreclosures continued to rise, pressuring the unstable housing market. Unemployment, while regarded as a lagging economic indicator, hovered at just under 10%. Meanwhile, Americans retrenched, saving more and paying off debt. This was not positive for the overall economy, which is heavily dependent on consumer spending.

All of this was accompanied by a steady succession of warnings. A double-dip recession was possible, as was deflation – a downward spiral of prices and wages. Investors responded by shifting out of riskier asset classes such as corporate bonds and small-cap stocks and into investments perceived as safer, namely U.S. Treasury bonds. Treasuries, which had fallen out of favor during the first half of the reporting period, surged.

The slowing economy indicated that interest rates were not likely to increase any time soon. Indeed, the Federal Reserve (the “Fed”) maintained the widely-watched Federal Funds Rate – the interest rate banks charge to lend federal funds to other banks, usually on an overnight basis – in the 0.0% to 0.25% range. In February, when it appeared as if things were improving, the Fed did raise the discount-rate – the interest rate charged to banks for direct loans –25 basis points to 0.75%. Policymakers also warned of a long, uphill slog for the economy, indicating it could take as long as six years for it to return to what they regard as “normal”. It was also mentioned that new stimulus measures may be necessary if conditions “were to worsen appreciably.”

NFJ Dividend, Interest & Premium Strategy Fund
2	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10

Six Months in Review
For the fiscal six-month period ended July 31, 2010:

•	NFJ Dividend, Interest & Premium Strategy Fund returned 3.28% on net asset value (“NAV”) and 3.73% on market price.

•

AGIC Equity & Convertible Income Fund returned 2.77% on net asset value and 6.58% on market price. Effective August 25, 2010, the Fund’s name changed from Nicholas-Applegate Equity & Convertible Income Fund.

In contrast, the Russell 3000 Index, a broad measure of U.S. stock market performance, rose 4.23%. The Russell 1000 Value Index, a measure of large-cap value-style stocks, returned 4.24%; while its growth-style counterpart, the Russell 1000 Growth Index, gained 3.46%. Meanwhile, convertible securities, as reflected by the Merrill Lynch All Convertibles Index, advanced 5.92% during the period.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

Positioned To Face Today’s Challenges
Forecasting what will happen to the economy and financial markets is just that – forecasting. There are no guarantees. There is one thing, however, of which we are confident: the renewed market volatility experienced of late is likely to be with us for a while. The economy is likely to remain weak for the near future, and it will be a struggle for the markets to regain their footing. As they often do, the markets may fluctuate – sometimes sharply –on even a snippet of news, good or bad.

Although the U.S. economy is slowing down, it has nevertheless grown for four consecutive quarters – not because of robust underlying conditions, but in spite of them. This is not insignificant. It is important to remember that we are just a year or so removed from what was arguably the worst downturn since the 1930s. It will take time – and most likely a few more fits and starts – before we can say with complete confidence that we are out of the woods.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	3

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group LLC and Allianz Global Investors Capital LLC, the Funds’ sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & CEO

NFJ Dividend, Interest & Premium Strategy Fund
4	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10

NFJ Dividend, Interest & Premium Strategy Fund Fund Insights
July 31, 2010 (unaudited)

•	For the fiscal six-month period ended July 31, 2010, NFJ Dividend, Interest & Premium Strategy Fund returned 3.28% on net asset value and 3.73% on market price.

•

U.S. equities traced a rolling path during the period, advancing, then declining and then rallying again en route to moderate gains. Entering the reporting period, the equity market had staged an impressive rally. It turned down sharply midway through the period, as concerns about the sustainability of global economic growth and monetary weakness in Europe combined to fuel investors’ risk aversion. Although corporations continued to report earnings improvement and growing cash balances, signs of a fragile recovery persisted in stagnant employment growth and deteriorating confidence. Among large-cap value stocks, as represented by the Russell 1000 Value Index, all sectors except health care and energy posted positive returns. Index constituents in the consumer discretionary, financials and industrials sectors contributed most significantly to overall gains for the index. Stocks in the health care and energy sectors underperformed the index return.

•

In the equity portion of the Fund, stock selection decisions in the energy, industrials and consumer discretionary sectors detracted from performance. Fund holdings in the consumer discretionary, materials and financials sectors contributed positively to returns.

•

Within the energy sector, the BP Gulf oil spill contributed to an adverse environment for companies involved in the exploration and production of offshore oil and gas reserves. The Fund’s position in contractor Diamond Offshore fell after analysts cut earnings and price targets for most offshore drillers in the wake of the BP Horizon well failure in the Gulf. Integrated oil and gas companies fared relatively better during the period as a result of improving refinery margins and the outlook for higher gasoline demand that accompanies the summer driving season. Shares of integrated oil giant Total SA underperformed in this environment, as the company’s refinery throughput declined and improvements in Total’s quarterly earnings lagged those of others in the group.

•

In industrials, RR Donnelley shares fell as the firm’s credit deteriorated, approaching a below-investment-grade rating. The industrial printer has steadily increased debt over the last decade, buying up smaller companies to increase efficiency and share. But with demand for publishing services down and customers increasingly turning to paperless applications the outlook has dimmed. Defense contractor Lockheed Martin saw its stock price fall after the company reported weak margins in its information systems and global services segment.

•

In the consumer staples sector, tobacco company stocks outperformed the sector average after the U.S. Supreme Court opted not to hear an appeal over whether tobacco makers concealed smoking dangers. In so doing, the high court rejected an effort to require the industry to fund a mega-billion dollar government campaign to curb smoking. This benefited the Fund’s positions in market leaders Altria and Reynolds.

•

After a strong start, the convertible markets declined in the second half of the period giving back some early gains. Much of the weakness was generated from news overseas. European shares declined, as budget deficit concerns cascaded into sovereign debt downgrades, economic austerity and anti-government protests. The Euro declined to a four-year low against the dollar, gold prices rose to record highs and Treasury yields fell to record lows. In addition to the European debt crisis, sluggish economic news in the U.S. sparked concern over prospects for a ‘double-dip’ recession. Economic activity decelerated throughout the second half of the period with private employers adding fewer jobs than anticipated and housing sales reports reflecting still-sluggish conditions.

•

Leadership shifted abruptly within the convertibles market during the period. Issues in the industrials, materials and consumer discretionary industries figured prominently both among the leaders of the rally that opened the period and among the laggards of the period’s closing months. Likewise, speculative-grade and smaller cap securities outperformed at the beginning of the period but underperformed at the end. Conversely, utilities convertible securities lagged in the opening months of the period and outperformed at the end of the period.

•

The Fund’s positions in convertible securities in the energy industry hindered relative performance during the reporting period as low natural gas prices and a government imposed drilling moratorium following the BP Horizon well failure caused investor sentiment to remain subdued.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	5

NFJ Dividend, Interest & Premium Strategy Fund Fund Insights
July 31, 2010 (unaudited) (continued)

•

The Fund’s positions in convertible securities in the financials and health care industries contributed positively to performance during the period. Within health care, both branded and generic pharmaceuticals makers benefited from improving fundamentals early in the period, as better visibility of earnings translated into gains in bond prices. A pickup in merger and acquisition activity later in the period helped solidify improvement for the group. Among financials companies, a lower level of charge-offs and improving expectations boosted returns at the beginning of the period. Lower borrowing costs for real estate investment trusts (“REITs”) in the closing weeks contributed to outperformance for the Fund’s REIT holdings.

NFJ Dividend, Interest & Premium Strategy Fund
6	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10

NFJ Dividend, Interest & Premium Strategy Fund Performance & Statistics
July 31, 2010 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Month	3.73%	3.28%

1 Year	21.61%	15.96%

5 Year	(1.59)%	1.42%

Commencement of Operations (2/28/05) to 7/31/10	(1.91)%	1.67%

Market Price/NAV Performance:
Commencement of Operations (2/28/05) to 7/31/10

Market Price/NAV:

Market Price	$14.74

NAV	$17.56

Discount to NAV	(16.06)%

Market Price Yield(2)	4.07%

Investment Allocation
(as a % of total investments
before call options written)

(1)

Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2)

Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and short-term capital gains, if any) payable to shareholders by the market price per share at July 31, 2010.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	7

AGIC Equity & Convertible Income Fund Fund Insights
July 31, 2010 (unaudited)

•	For the fiscal six-month period ended July 31, 2010, AGIC Equity & Convertible Income Fund returned 2.77% on net asset value and 6.58% on market price.

•

U.S. equities traced a rolling path during the period, advancing, then declining and then rallying again en route to moderate gains. Among large-cap growth stocks, represented by the Russell 1000 Growth Index, all sectors except energy, utilities and health care posted positive returns. Entering the period, the equity market had staged an impressive rally. It turned down sharply midway through the period, as concerns about the sustainability of global economic growth and monetary weakness in Europe combined to fuel investors’ risk aversion. Although corporations continued to report earnings improvement and growing cash balances, signs of a fragile recovery persisted in stagnant employment growth and deteriorating confidence.

•

Security selection decisions in the energy and health care sectors detracted from performance versus the benchmark, as did an underweighting of the industrials sector. Security selections among financials companies and an underweighting in the consumer staples sector contributed positively to returns.

•

In the financials sector, the Fund’s equity positions in insurers outperformed the benchmark’s sector constituents, which are weighted toward more economically sensitive money-center banks and capital markets companies. Within the energy sector, the Gulf of Mexico oil spill contributed to an adverse environment for companies involved in the exploration and production of offshore oil and gas reserves. The Fund’s equity position in one offshore drilling contractor detracted from returns after analysts cut earnings and price targets for the group in the wake of the BP Horizon well failure. The Fund’s equity positions in biopharmaceutical and medical device companies also detracted from relative performance during the period, as investors remained cautious of the effects of the national health insurance overhaul legislation.

•

After a strong start, the convertible market declined in the second half of the period giving back some of its early gains. Much of the weakness was generated from news overseas. European shares declined, as budget deficit concerns cascaded into sovereign debt downgrades, economic austerity and anti-government protests. The Euro declined to a four-year low against the dollar, gold prices rose to record highs and Treasury yields fell to record lows. In addition to the European debt crisis, sluggish economic news in the U.S. sparked concern over prospects for a ‘double-dip’ recession. Economic activity decelerated throughout the second half of the period with private employers adding fewer jobs than anticipated and housing sales reports reflecting still-sluggish conditions.

•

Leadership shifted abruptly within the convertibles market during the period. Issues in the industrials, materials and consumer discretionary industries figured prominently both among the leaders of the rally that opened the period and among the laggards of the period’s closing months. Likewise, speculative-grade and smaller cap securities outperformed at the beginning of the period but underperformed at the end. Conversely, utilities industry convertible securities lagged in the opening months of the period and outperformed at the end of the period.

•

The convertibles new issuance market remained slow during the reporting period. Many companies accessed the corporate debt market instead of the convertible debt market in order to avoid shareholder dilution.

•

The Fund’s positions in convertible securities in the financials and health care industries contributed positively to performance during the period. Within health care, both branded and generic pharmaceuticals makers benefited from improving fundamentals early in the period, as better visibility of earnings translated into gains in bond prices. A pickup in merger and acquisition activity later in the period helped solidify improvement for the group. Among financials companies, a lower level of charge-offs and improving expectations boosted returns at the beginning of the period. Lower borrowing costs for real estate investment trusts (“REITs”) in the closing weeks contributed to outperformance for the Fund’s REIT holdings.

•

The Fund’s positions in convertible securities in the energy industry hindered performance during the reporting period, as low natural gas prices and a government imposed drilling moratorium following the BP Horizon well failure caused investor sentiment to remain subdued on the group.

•

Expectations of market volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), opened and closed the period at relatively low levels, 24.6 and 23.5, respectively. However, in late May the barometer spiked to 46.4, its highest level in more than a year. With the increase in index-level volatility, single-company call option premiums remained attractive, and the Fund opportunistically captured premiums throughout the period.

NFJ Dividend, Interest & Premium Strategy Fund
8	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10

AGIC Equity & Convertible Income Fund Performance & Statistics
July 31, 2010 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Month	6.58%	2.77%

1 Year	17.53%	14.87%

Commencement of Operations (2/27/07) to 7/31/10	(3.12)%	(0.44)%

Market Price/NAV Performance:
Commencement of Operations (2/27/07) to 7/31/10

Market Price/NAV:

Market Price	$16.30

NAV	$17.52

Discount to NAV	(6.96)%

Market Price Yield(2)	6.87%

Investment Allocation
(as a % of total investments
before call options written)

(1)

Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2)

Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and short-term capital gains, if any) payable to shareholders by the market price per share at July 31, 2010.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	9

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited)

Shares (000s)		Value
COMMON STOCK—73.1%
	Aerospace & Defense–2.3%
350	Lockheed Martin Corp.	$26,302,500
200	Northrop Grumman Corp.	11,728,000
		38,030,500
	Beverages–1.4%
415	Coca-Cola Co.	22,892,694
	Capital Markets–1.8%
200	Goldman Sachs Group, Inc.	30,164,000
	Chemicals–0.8%
135	Lubrizol Corp.	12,621,150
	Commercial Services & Supplies–1.3%
850	RR Donnelley & Sons Co. (a)	14,339,500
200	Waste Management, Inc.	6,790,000
		21,129,500
	Communications Equipment–0.5%
200	Harris Corp.	8,906,000
	Diversified Financial Services–0.6%
236	JP Morgan Chase & Co.	9,505,556
	Diversified Telecommunication Services–6.9%
900	AT&T, Inc. (a)	23,346,000
150	CenturyLink, Inc.	5,343,000
228	Frontier Communications Corp.	1,742,203
950	Verizon Communications, Inc. (a)	27,607,000
5,000	Windstream Corp. (a)	57,000,000
		115,038,203
	Electric Utilities–1.3%
275	Edison International (a)	9,116,250
152	Entergy Corp.	11,762,452
		20,878,702
	Energy Equipment & Services–4.1%
750	Diamond Offshore Drilling, Inc. (a)	44,617,500
810	Halliburton Co.	24,202,800
		68,820,300
	Food & Staples Retailing–0.4%
600	SUPERVALU, Inc.	6,768,000
	Food Products–1.1%
633	Kraft Foods, Inc.–Cl. A (a)	18,501,614
	Health Care Equipment & Supplies–1.8%
519	Baxter International, Inc.	22,694,745
200	Medtronic, Inc. (a)	7,394,000
		30,088,745
	Household Durables–1.3%
373	Stanley Black & Decker, Inc.	21,631,480
	Household Products–1.7%
450	Kimberly-Clark Corp.	28,854,000

NFJ Dividend, Interest & Premium Strategy Fund
10	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Shares (000s)		Value
	Industrial Conglomerates–1.4%
1,439	General Electric Co. (a)	$23,195,342
	Insurance–5.8%
800	Allstate Corp. (a)	22,592,000
1,104	Lincoln National Corp. (a)	28,737,744
480	MetLife, Inc.	20,187,160
490	Travelers Cos, Inc.	24,720,500
19	XL Group PLC–Cl. A	340,948
		96,578,352
	IT Services–0.6%
75	International Business Machines Corp.	9,630,000
	Leisure Equipment & Products–1.3%
1,000	Mattel, Inc. (a)	21,160,000
	Machinery–1.5%
350	Caterpillar, Inc.	24,412,500
	Media–1.5%
1,501	CBS Corp.–Cl. B	22,178,868
100	McGraw-Hill Cos, Inc.	3,069,000
		25,247,868
	Metals & Mining–1.4%
335	Freeport-McMoRan Copper & Gold, Inc. (a)	23,965,900
	Multi-Utilities–1.1%
745	Ameren Corp. (a)	18,900,650
	Office Electronics–1.3%
2,125	Xerox Corp. (a)	20,697,500
	Oil, Gas & Consumable Fuels–14.4%
350	Cenovus Energy, Inc.	9,870,000
1,100	Chesapeake Energy Corp. (a)	23,133,000
361	Chevron Corp. (a)	27,534,673
975	ConocoPhillips (a)	53,839,500
400	EnCana Corp.	12,212,000
900	Marathon Oil Corp.(a)	30,105,000
550	Royal Dutch Shell PLC–Cl. A - ADR (a)	30,481,000
1,025	Total SA - ADR (a)	51,895,750
		239,070,923
	Pharmaceuticals–7.5%
1,300	GlaxoSmithKline PLC - ADR (a)	45,721,000
569	Johnson & Johnson	33,031,020
3,000	Pfizer, Inc. (a)	45,000,000
		123,752,020
	Real Estate Investment Trust–0.4%
400	Annaly Capital Management, Inc.	6,960,000
	Semiconductors & Semiconductor Equipment–0.5%
400	Intel Corp. (a)	8,240,000
	Textiles, Apparel & Luxury Goods–0.5%
100	VF Corp.	7,933,000

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	11

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Shares (000s)			Value
	Thrifts & Mortgage Finance–2.5%
2,000	Hudson City Bancorp, Inc. (a)		$24,840,000
1,000	New York Community Bancorp, Inc. (a)		17,260,000
			42,100,000
	Tobacco–4.1%
1,900	Altria Group, Inc. (a)		42,104,000
450	Reynolds American, Inc. (a)		26,019,000
			68,123,000

	Total Common Stock (cost–$1,504,212,210)		1,213,797,499

		Credit Rating (Moody’s/S&P)

CONVERTIBLE PREFERRED STOCK–12.9%
	Airlines–0.1%
73	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	2,347,503
	Banks–0.5%
147	Barclays Bank PLC, 10.00%, 3/15/11
	(Teva Pharmaceutical Industries Ltd.) (b)	A1/A+	7,477,095
	Capital Markets–0.2%
	Lehman Brothers Holdings, Inc. (b)(c)(d),
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,028,488
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,331,778
			3,360,266
	Commercial Banks–0.8%
47	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	Ba1/BB	6,401,867
7	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	Ba1/A–	6,825,000
			13,226,867
	Commercial Services & Supplies–0.8%
187	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	7,287,195
161	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	5,288,063
			12,575,258
	Consumer Finance–0.6%
16	SLM Corp., 7.25%, 12/15/10	Ba3/BB–	9,874,332
	Diversified Financial Services–4.8%
74	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	3,082,562
	Bank of America Corp.,
10	7.25%, 1/30/13, Ser. L (e)	Ba3/BB	8,740,000
189	10.00%, 2/3/11, Ser. GILD (Gilead Sciences Inc.) (b)	A2/A	6,880,518
134	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (b)	A2/A	7,927,590
74	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,007,625
	Credit Suisse Securities USA LLC (b),
367	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	Aa2/A	8,244,970
239	10.00%, 9/9/10 (Merck & Co., Inc.)	Aa2/A	7,414,289
879	10.00%, 1/22/11 (Ford Motor Co.)	Aa2/A	9,937,095

NFJ Dividend, Interest & Premium Strategy Fund
12	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value
	Diversified Financial Services (continued)
	JP Morgan Chase & Co. (b),
577	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	$10,252,748
518	10.00%, 1/20/11 (Symantec Corp.)	Aa3/A+	7,494,257
			78,981,654
	Electric–0.3%
88	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	4,512,920
	Food Products–1.0%
154	Archer-Daniels-Midland Co., 6.25%, 6/1/11 Bunge Ltd.,	NR/BBB+	5,906,114
96	4.875%, 12/1/11 (e)	Ba1/BB	8,045,225
4	5.125%, 12/1/10	NR/BB	2,036,000
			15,987,339
	Household Durables–0.2%
98	Newell Financial Trust I, 5.25%, 12/1/27 (e)	WR/BB	3,610,062
	Insurance–1.0%
460	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	3,553,902
66	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	4,413,882
347	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB–	9,182,250
			17,150,034
	Multi-Utilities–0.7%
244	AES Trust III, 6.75%, 10/15/29	B3/B	11,331,122
	Oil, Gas & Consumable Fuels–0.5%
45	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(f)(g)	NR/NR	2,491,775
85	Chesapeake Energy Corp., 5.00%, 11/15/10 (e)	NR/B	6,636,719
			9,128,494
	Pharmaceuticals–0.4%
30	Merck & Co., Inc., 6.00%, 8/13/10	A2/A–	7,441,500
	Real Estate Investment Trust–1.0%
177	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	NR/NR	4,119,440
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (h)	Caa3/C	12,481,728
			16,601,168

	Total Convertible Preferred Stock (cost–$261,577,737)		213,605,614

Principal Amount (000s)

CONVERTIBLE BONDS & NOTES–11.9%
	Auto Components–0.2%
$2,200	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	3,132,250
	Communications Equipment–0.1%
1,300	Finisar Corp., 5.00%, 10/15/29	NR/NR	2,224,625
	Diversified Consumer Services–0.3%
3,435	Coinstar, Inc., 4.00%, 9/1/14	NR/BB+	4,534,200
	Diversified Telecommunication Services–0.5%
6,495	tw telecom, Inc., 2.375%, 4/1/26	B3/B–	7,680,338

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	13

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
	Electrical Equipment–1.7%
$9,780	EnerSys, 3.375%, 6/1/38 (i)	B2/BB	$9,303,225
7,510	General Cable Corp., 0.875%, 11/15/13	Ba3/B+	6,721,450
13,315	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	11,733,844
1,000	SunPower Corp., 4.75%, 4/15/14	NR/NR	818,750
			28,577,269
	Energy Equipment & Services–0.3%
6,480	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (i)	NR/B+	5,193,720
	Food Products–0.3%
3,680	Tyson Foods, Inc., 3.25%, 10/15/13	NR/BB	4,512,600
	Healthcare-Products–0.2%
3,000	Alere, Inc., 3.00%, 5/15/16	NR/B–	2,700,000
	Hotels, Restaurants & Leisure–0.9%
4,495	International Game Technology, 3.25%, 5/1/14	Baa2/BBB	4,978,212
1,402	Mandalay Resort Group, 1.289%, 3/21/33, FRN (c)(d)(e)	Caa1/CCC+	1,513,970
9,955	MGM Mirage, 4.25%, 4/15/15 (f)(g)	Caa1/CCC+	8,909,725
			15,401,907
	Household Durables–1.0%
6,820	Lennar Corp., 2.00%, 12/1/20 (f)(g)	B3/BB–	6,206,200
750	Newell Rubbermaid, Inc., 5.50%, 3/15/14	NR/BBB–	1,442,812
8,675	Stanley Black & Decker, Inc., 0.00%, 5/17/12, FRN	Baa1/A–	9,358,590
			17,007,602
	Internet–0.1%
2,000	Symantec Corp., 1.00%, 6/15/13	NR/NR	2,042,500
	Internet Software & Services–0.3%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B–	4,383,750
	IT Services–0.6%
7,655	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	7,434,919
2,540	DST Systems, Inc., 4.125%, 8/15/23 (j)	NR/NR	2,638,425
			10,073,344
	Lodging–0.1%
1,000	Gaylord Entertainment Co., 3.75%, 10/1/14 (f)(g)	NR/NR	1,248,750
	Machinery–0.5%
6,035	AGCO Corp., 1.25%, 12/15/36	NR/BB+	6,449,906
1,790	Titan International, Inc., 5.625%, 1/15/17 (f)(g)	NR/NR	2,264,350
			8,714,256
	Media–0.2%
3,765	Liberty Media LLC, 3.125%, 3/30/23	B1/BB–	4,146,206
	Metals & Mining–0.7%
4,000	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	4,560,000
4,350	United States Steel Corp., 4.00%, 5/15/14	Ba2/BB	6,802,313
			11,362,313
	Oil & Gas Services–0.1%
1,000	Exterran Holdings, Inc., 4.25%, 6/15/14	NR/BB	1,332,500
	Oil, Gas & Consumable Fuels–0.6%
8,675	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	9,260,563

NFJ Dividend, Interest & Premium Strategy Fund
14	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Pharmaceuticals–0.5%
$4,975	Biovail Corp., 5.375%, 8/1/14 (f)(g)	NR/NR	$7,841,844

	Real Estate Investment Trust–1.0%
2,950	Boston Properties LP, 3.75%, 5/15/36	NR/A–	3,200,750
4,300	Digital Realty Trust LP, 4.125%, 8/15/26 (f)(g)	NR/NR	8,538,187
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB–	5,487,500

			17,226,437

	Road & Rail–0.1%
1,500	Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/CCC+	2,368,125

	Semiconductors & Semiconductor Equipment–0.1%
500	Teradyne, Inc., 4.50%, 3/15/14	NR/NR	1,040,625

	Software–1.0%
5,000	Lawson Software, Inc., 2.50%, 4/15/12	NR/NR	5,018,750
7,500	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B–	8,287,500
2,500	Salesforce.com, Inc., 0.75%, 1/15/15 (f)(g)	NR/NR	3,209,375

			16,515,625

	Telecommunications–0.2%
4,000	Ciena Corp., 4.00%, 3/15/15 (f)(g)	NR/NR	3,885,000

	Thrifts & Mortgage Finance–0.3%
4,020	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	4,145,625
1,000	The PMI Group, Inc., 4.50%, 4/15/20	NR/CCC+	760,000

			4,905,625

	Total Convertible Bonds & Notes (cost–$192,321,430)		197,311,974

SHORT-TERM INVESTMENTS–2.6%
	Time Deposits–2.6%
26,376	Citibank-Nassau, 0.03%, 8/2/10		26,376,152
17,325	Societe Generale–Paris, 0.03%, 8/2/10		17,324,573

	Total Short Term Investments (cost–$43,700,725)		43,700,725

	Total Investments before call options written
	(cost–$2,001,812,102)–100.5%		1,668,415,812

Contracts

CALL OPTIONS WRITTEN (h)–(1.0)%

15,000	iShares Dow Jones U.S. Telecommunications Sector Index, strike price $20, expires 9/17/10		(1,087,500)
400	Morgan Stanley Cyclical Flex Index, strike price $880, expires 8/27/10		(823,716)
	Morgan Stanley Cyclical Index,
500	strike price $830, expires 8/20/10		(2,190,000)
300	strike price $850, expires 8/20/10		(900,000)
250	strike price $920, expires 9/17/10		(262,500)
250	strike price $930, expires 9/17/10		(197,500)
	NASDAQ 100 Flex Index,
100	strike price $1915, expires 8/27/10		(208,439)

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	15

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Contracts		Value

	New York Stock Exchange Arca Mini Oil Flex Index,
6,500	strike price $49.50, expires 8/13/10	$(439,985)
6,000	strike price $50, expires 9/10/10	(724,440)
6,000	strike price $51, expires 8/6/10	(37,980)
6,500	strike price $51, expires 8/13/10	(144,430)
6,500	strike price $51.50, expires 8/6/10	(19,825)
6,500	New York Stock Exchange Arca Mini Oil Index, strike price $50, expires 9/17/10	(780,000)
5,000	Pharmaceutical HOLDRs Flex Index, strike price $61.50, expires 9/10/10	(433,100)
6,000	Pharmaceutical HOLDRs Index, strike price $62, expires 9/17/10	(345,000)
6,000	Philadelphia Stock Exchange KBW Bank Flex Index, strike price $51.50, expires 9/10/10	(433,800)
7,000	strike price $55, expires 8/27/10	(41,020)
10,500	Philadelphia Stock Exchange KBW Bank Index, strike price $52, expires 9/17/10	(1,076,250)
300	Standard & Poor’s 500 Flex Index, strike price $1110, expires 9/3/10	(677,004)
300	strike price $1113, expires 9/3/10	(633,480)
300	strike price $1130, expires 9/10/10	(500,550)
300	strike price $1133, expires 8/13/10	(146,796)
300	strike price $1148, expires 8/6/10	(16,578)
300	strike price $1150, expires 8/6/10	(14,034)
300	strike price $1155, expires 8/13/10	(49,212)
300	Standard & Poor’s 500 Index, strike price $1075, expires 8/20/10	(1,119,000)
300	strike price $1085, expires 8/20/10	(906,000)
300	strike price $1095, expires 8/20/10	(711,000)
300	strike price $1130, expires 9/17/10	(552,000)
300	strike price $1140, expires 9/17/10	(435,000)
300	strike price $1145, expires 9/17/10	(384,000)

	Total Call Options Written (premiums received–$14,622,254)	(16,290,139)

	Total Investments net of call options written (cost–$1,987,189,848)–99.5%	1,652,125,673

	Other assets less other liabilities–0.5%	7,957,724

	Net Assets–100.0%	$1,660,083,397

NFJ Dividend, Interest & Premium Strategy Fund
16	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

AGIC Equity & Convertible Income Fund Schedule of Investments
July 31, 2010 (unaudited)

Shares (000s)		Value

COMMON STOCK—71.7%
	Aerospace & Defense–1.4%
74	L-3 Communications Holdings, Inc.	$5,426,872

	Auto Components–1.7%
226	Johnson Controls, Inc.	6,508,179

	Automobiles–1.6%
497	Ford Motor Co. (h)	6,351,798

	Beverages–5.5%
149	Coca-Cola Co.	8,183,835
127	Molson Coors Brewing Co.–Cl. B	5,729,773
114	PepsiCo, Inc.	7,399,740

		21,313,348

	Biotechnology–1.4%
164	Gilead Sciences, Inc. (h)	5,464,480

	Communications Equipment–5.8%
39	Aviat Networks, Inc. (h)	156,057
284	Cisco Systems, Inc. (h)	6,556,494
156	Harris Corp.	6,924,415
142	Qualcomm, Inc.	5,399,744
61	Research In Motion Ltd. (h)	3,497,824

		22,534,534

	Computers & Peripherals–5.5%
29	Apple, Inc. (a)(h)	7,434,525
344	EMC Corp. (a)(h)	6,811,718
58	International Business Machines Corp. (a)	7,408,680

		21,654,923

	Diversified Financial Services–0.9%
84	JP Morgan Chase & Co.	3,375,464

	Diversified Telecommunication Services–1.5%
202	Verizon Communications, Inc.	5,870,120

	Electric Utilities–1.1%
54	Entergy Corp.	4,201,197

	Electronic Equipment, Instruments & Components–1.7%
149	Amphenol Corp.–Cl. A	6,675,200

	Energy Equipment & Services–3.3%
69	Diamond Offshore Drilling, Inc.	4,098,861
96	National Oilwell Varco, Inc.	3,751,528
81	Schlumberger Ltd.	4,856,324

		12,706,713

	Health Care Equipment & Supplies–3.0%
111	Baxter International, Inc.	4,862,847
20	Intuitive Surgical, Inc. (h)	6,715,167

		11,578,014

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	17

AGIC Equity & Convertible Income Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Shares (000s)		Value

	Health Care Providers & Services–3.0%
101	McKesson Corp. (a)	$6,313,410
116	Medco Health Solutions, Inc. (h)	5,563,200

		11,876,610

	Hotels, Restaurants & Leisure–2.0%
114	McDonald’s Corp. (a)	7,928,301

	Household Durables–0.5%
34	Stanley Black & Decker, Inc.	1,972,622

	Household Products–1.9%
121	Procter & Gamble Co.	7,424,824

	Independent Power Producers & Energy Traders–1.6%
92	Constellation Energy Group, Inc.	2,907,200
154	NRG Energy, Inc. (h)	3,492,697

		6,399,897

	Industrial Conglomerates–2.7%
290	General Electric Co.	4,677,363
277	Textron, Inc. (a)	5,754,672

		10,432,035

	Insurance–1.8%
53	MetLife, Inc.	2,236,919
87	Prudential Financial, Inc.	4,984,230

		7,221,149

	Internet Software & Services–1.7%
14	Google, Inc.–Cl. A (h)	6,787,900

	Machinery–5.3%
176	AGCO Corp. (h)	6,107,332
101	Deere & Co.	6,728,012
133	Joy Global, Inc.	7,919,958

		20,755,302

	Metals & Mining–1.9%
105	Freeport-McMoRan Copper & Gold, Inc.	7,526,008

	Multiline Retail–1.8%
139	Target Corp.	7,112,952

	Oil, Gas & Consumable Fuels–3.2%
90	Occidental Petroleum Corp.	6,998,114
121	Peabody Energy Corp.	5,467,665

		12,465,779

	Pharmaceuticals–2.7%
137	Abbott Laboratories	6,723,960
63	Johnson & Johnson	3,676,400

		10,400,360

	Semiconductors & Semiconductor Equipment–3.6%
342	Intel Corp.	7,049,320
289	Texas Instruments, Inc.	7,130,472

		14,179,792

NFJ Dividend, Interest & Premium Strategy Fund
18	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

AGIC Equity & Convertible Income Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Shares (000s)			Value
	Software–3.5%
248	Microsoft Corp.		$6,393,137
305	Oracle Corp.		7,212,564
			13,605,701
	Telecommunications–0.1%
48	Frontier Communications Corp.		370,448

	Total Common Stock (cost–$381,777,045)		280,120,522

		Credit Rating
		(Moody’s/S&P)

CONVERTIBLE PREFERRED STOCK–15.4%
	Airlines–0.1%
10	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	316,662
	Banks–0.3%
26	Barclays Bank PLC, 10.00%, 3/15/11
	(Teva Pharmaceutical Industries Ltd.) (b)	A1/A+	1,318,980
	Capital Markets–0.3%
	Lehman Brothers Holdings, Inc. (b)(c)(d),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	673,534
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	455,286
			1,128,820
	Commercial Banks–1.2%
14	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	Ba1/BB	1,949,876
3	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	Ba1/A-	2,632,500
			4,582,376
	Commercial Services & Supplies–1.4%
53	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	2,057,616
102	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	3,361,641
			5,419,257
	Consumer Finance–0.5%
3	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	1,962,207
	Diversified Financial Services–3.7%
20	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	849,787
	Bank of America Corp.,
4	7.25%, 1/30/13, Ser. L (e)	Ba3/BB	3,887,000
31	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (b)	A2/A	1,830,811
19	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	2,312,300
	Credit Suisse Securities USA LLC (b),
70	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	Aa2/A	1,563,564
51	10.00%, 9/9/10 (Merck & Co., Inc.)	Aa2/A	1,591,607
178	JP Morgan Chase & Co., 10.00%, 1/20/11 (Symantec Corp.) (b)	Aa3/A+	2,579,664
			14,614,733
	Electric–0.2%
18	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	945,760

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	19

AGIC Equity & Convertible Income Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value

	Food Products–1.4%
58	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	$2,216,257
39	Bunge Ltd., 4.875%, 12/1/11 (e)	Ba1/BB	3,239,800
			5,456,057
	Household Durables–0.5%
41	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	1,511,875
	Insurance–1.1%
148	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,142,560
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	1,839,118
53	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB–	1,393,900
			4,375,578
	Multi-Utilities–1.2%
102	AES Trust III, 6.75%, 10/15/29	B3/B	4,755,729
	Oil, Gas & Consumable Fuels–0.8%
20	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(f)(g)	NR/NR	1,121,575
27	Chesapeake Energy Corp., 5.00%, 11/15/10 (e)	NR/B	2,136,719
			3,258,294
	Pharmaceuticals–1.1%
8	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	2,041,800
2	Mylan, Inc., 6.50%, 11/15/10	NR/B	2,119,500
			4,161,300
	Real Estate Investment Trust–1.6%
91	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	NR/NR	2,108,650
207	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (h)	Caa3/C	4,295,256
			6,403,906

	Total Convertible Preferred Stock (cost–$84,414,896)		60,211,534

Principal Amount (000s)

CONVERTIBLE BONDS & NOTES—9.7%
	Auto Components–0.5%
$1,425	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	2,028,844
	Commercial Services & Supplies–1.2%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33 (i)	B3/CCC+	4,764,000
	Electrical Equipment–1.5%
1,880	EnerSys, 3.375%, 6/1/38 (i)	B2/BB	1,788,350
4,605	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	4,058,156
			5,846,506
	Electronic Equipment, Instruments & Components–0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	1,301,625
	Energy Equipment & Services–0.3%
1,625	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (i)	NR/B+	1,302,438
	Household Durables–0.6%
2,100	Stanley Black & Decker, Inc., 0.00%, 5/17/12, FRN	Baa1/A–	2,265,480

NFJ Dividend, Interest & Premium Strategy Fund
20	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

AGIC Equity & Convertible Income Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Internet Software & Services–0.5%
$1,800	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	$1,719,000
	IT Services–0.5%
2,110	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,049,337
	Machinery–0.4%
1,200	Titan International, Inc., 5.625%, 1/15/17 (f)(g)	NR/NR	1,518,000
	Media–0.8%
1,365	Liberty Media LLC, 3.125%, 3/30/23	B1/BB–	1,503,206
1,600	Regal Entertainment Group, 6.25%, 3/15/11 (f)(g)	NR/NR	1,628,000
			3,131,206
	Pharmaceuticals–0.6%
1,500	Biovail Corp., 5.375%, 8/1/14 (f)(g)	NR/NR	2,364,375
	Real Estate Investment Trust–1.2%
2,000	Boston Properties LP, 3.75%, 5/15/36	NR/A–	2,170,000
2,100	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB–	2,304,750
			4,474,750
	Semiconductors & Semiconductor Equipment–0.4%
1,950	Micron Technology, Inc., 1.875%, 6/1/14	NR/B	1,701,375
	Software–0.4%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B–	1,547,000
	Thrifts & Mortgage Finance–0.5%
1,700	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	1,753,125

	Total Convertible Bonds & Notes (cost–$38,951,362)		37,767,061

CORPORATE BONDS & NOTES–2.2%
	Independent Power Producer–0.8%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B–	3,059,700
	Paper & Forest Products–0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B1/BB–	987,500
	Wireless Telecommunication Services–1.2%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	4,761,000

	Total Corporate Bonds & Notes (cost–$9,587,371)		8,808,200

SHORT-TERM INVESTMENT–0.7%
	Time Deposit–0.7%
2,935	Wells Fargo-Grand Cayman, 0.03%, 8/2/10 (cost–$2,934,682)		2,934,682

	Total Investments before call options written
	(cost–$517,665,356)–99.7%		389,841,999

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	21

AGIC Equity & Convertible Income Fund Schedule of Investments
July 31, 2010 (unaudited) (continued)

Contracts		Value
CALL OPTIONS WRITTEN (h)–(0.0%)

	Apple, Inc.,
200	strike price $280, expires 8/21/10	$ (13,000)
	EMC Corp.,
2,410	strike price $21, expires 8/21/10	(21,690)
	International Business Machines Corp.,
400	strike price $135, expires 8/21/10	(6,000)
	McDonald’s Corp.,
795	strike price $72.5, expires 8/21/10	(14,310)
	McKesson Corp.,
700	strike price $70, expires 8/21/10	(3,500)

	Total Call Options Written (premiums received–$302,435)	(58,500)

	Total Investments net of call options written
	(cost–$517,362,921)–99.7%	389,783,499

	Other assets less other liabilities–0.3%	1,047,031

	Net Assets–100.0%	$390,830,530

Notes to Schedules of Investments:
(a)	All or partial amount segregated as collateral for call options written.
(b)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(c)

Fair-Valued–Securities in NFJ Dividend, Interest & Premium Strategy and AGIC Equity & Convertible Income Fund, with an aggregate value of $4,874,236 and $1,128,820, representing 0.29% and 0.29% of net assets, respectively. See Note 1 (a) and Note 1 (b) in the Notes to Financial Statements.

(d)	In default.
(e)	Perpetual maturity. Maturity date shown is the first call date.
(f)

Private Placement–Restricted as to resale and may not have a readily available market. Securities in NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Income Fund, with an aggregate market value of $44,595,206 and $6,631,950, representing 2.69% and 1.70% of net assets, respectively.

(g)

144A Security–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Non-income producing.
(i)	Step-Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Variable rate security. Interest rate disclosed reflects the rate in effect on July 31, 2010.

Glossary:

ADR–American Depositary Receipt
FRN–Floating Rate Notes. The interest rate disclosed reflects the rate in effect on July 31, 2010.
NR–Not Rated
WR–Withdrawn Rating

NFJ Dividend, Interest & Premium Strategy Fund
22	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Statements of Assets and Liabilities
July 31, 2010 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Assets:
Investments, at value (cost - $2,001,812,102 and $517,665,356, respectively)	$1,668,415,812	$389,841,999
Dividends and interest receivable	6,492,131	1,479,526
Receivable for investments sold	4,317,355	—
Prepaid expenses	78,122	21,112
Total Assets	1,679,303,420	391,342,637

Liabilities:
Call options written, at value (premiums received - $14,622,254 and $302,435, respectively)	16,290,139	58,500
Payable for investments purchased	1,320,104	—
Investment management fees payable	1,233,412	323,426
Accrued expenses	376,368	130,181
Total Liabilities	19,220,023	512,107

Net Assets	$1,660,083,397	$390,830,530

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and
22,304,189 shares issued and outstanding, respectively)	$ 945	$ 223
Paid-in-capital in excess of par	2,253,811,959	517,458,932
Undistributed (dividends in excess of) net investment income	14,025,359	(647,147)
Accumulated net realized gain (loss)	(272,690,691)	1,597,944
Net unrealized depreciation of investments and call options written	(335,064,175)	(127,579,422)

Net Assets	$1,660,083,397	$390,830,530
Net Asset Value Per Share	$17.56	$17.52

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	23

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Statements of Operations
Six Months ended July 31, 2010 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Investment Income:
Dividends (net of foreign withholding taxes of $506,040 and $0, respectively)	$ 38,031,759	$ 5,162,284
Interest	3,939,554	1,245,018
Fee income	596,060	22,434
Total Investment Income	42,567,373	6,429,736

Expenses:
Investment management fees	7,428,019	1,989,245
Shareholder communications	191,296	38,191
Custodian and accounting agent fees	164,500	49,051
Trustees’ fees and expenses	75,115	17,557
Audit and tax services	40,092	33,485
Legal fees	38,339	11,946
New York Stock Exchange listing fees	37,114	10,555
Insurance expenses	22,200	5,546
Transfer agent fees	14,842	14,661
Miscellaneous	6,619	2,353
Total expenses	8,018,136	2,172,590

Net Investment Income	34,549,237	4,257,146

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	43,282,274	11,271,776
Call options written	(3,263,419)	1,018,605
Net change in unrealized appreciation/depreciation of:
Investments	(11,012,713)	(4,835,849)
Call options written	(10,842,286)	(482,635)
Net realized and change in unrealized gain on investments and call options written	18,163,856	6,971,897
Net Increase in Net Assets Resulting from Investment Operations	$52,713,093	$11,229,043

NFJ Dividend, Interest & Premium Strategy Fund
24	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund /
AGIC Equity & Convertible Income Fund Statement of Changes in Net Assets

NFJ Dividend, Interest & Premium Strategy	Six Months ended July 31, 2010 (unaudited)	Year ended January 31, 2010
Investments Operations:
Net investment income	$34,549,237	$58,104,787
Net realized gain (loss) on investments and call options written	40,018,855	(158,414,644)
Net change in unrealized appreciation/depreciation of investments and call options written	(21,854,999)	458,016,688
Net increase in net assets resulting from investment operations	52,713,093	357,706,831

Dividends to Shareholders from
Net investment income	(28,357,298)	(56,714,595)
Total increase in net assets	24,355,795	300,992,236

Net Assets:
Beginning of period	1,635,727,602	1,334,735,366
End of period (including undistributed net investment income of $14,025,359, $7,833,420, respectively)	$1,660,083,397	$1,635,727,602

AGIC Equity & Convertible Income	Six Months ended July 31, 2010 (unaudited)	Year ended January 31, 2010
Investments Operations:
Net investment income	$4,257,146	$9,004,789
Net realized gain on investments and call options written	12,290,381	15,405,697
Net change in unrealized appreciation/depreciation of investments and call options written	(5,318,484)	93,536,166
Net increase in net assets resulting from investment operations	11,229,043	117,946,652

Dividends and Distributions to Shareholders from:
Net investment income	(4,257,146)	(22,085,355)
Net realized gains	(8,233,200)	—
Return of capital	—	(2,895,337)
Total dividends and distributions to shareholders	(12,490,346)	(24,980,692)
Total increase (decrease) in net assets	(1,261,303)	92,965,960

Net Assets:
Beginning of period	392,091,833	299,125,873
End of period (including dividends in excess of net investment income of $(2,635,174), and $(647,147), respectively)	$390,830,530	$392,091,833

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	25

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies
NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Income Fund, formerly known as Nicholas-Applegate Equity & Convertible Income Fund (collectively referred to as the “Funds”) were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value common stock authorized.

NFJ Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. Under normal market conditions the Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

AGIC Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its objective by investing in a diversified portfolio of equity securities and income producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to each Fund’s financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

NFJ Dividend, Interest & Premium Strategy Fund
26	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique method.

The valuation techniques used by the Funds to measure fair value during the six months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2010 in valuing each Fund’s assets and liabilities is listed below:

NFJ Dividend, Interest & Premium Strategy:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/10
Investments in Securities – Assets
Common Stock	$1,213,797,499	—	—	$1,213,797,499
Convertible Preferred Stock:
Banks	—	$7,477,095	—	7,477,095
Capital Markets	—	—	$3,360,266	3,360,266
Diversified Financial Services	17,747,625	61,234,029	—	78,981,654
All Other	123,786,599	—	—	123,786,599
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	—	13,887,937	1,513,970	15,401,907
All Other	—	181,910,067	—	181,910,067
Short-Term Investments	—	43,700,725	—	43,700,725
Total Investments in Securities – Assets	$1,355,331,723	$308,209,853	$4,874,236	$1,668,415,812
Investments in Securities – Liabilities
Call options written, at value Market price	$(10,945,750)	$(5,344,389)	—	$(16,290,139)
Total Investments	$1,344,385,973	$302,865,464	$4,874,236	$1,652,125,673

There were no significant transfers into and out of Levels 1 and 2 during the six months ended July 31, 2010.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	27

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2010, were as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfer into Level 3*	Transfer out of Level 3*	Ending Balance 7/31/10

Investments in Securities – Assets
Convertible
Preferred Stock:
Capital Markets	$3,360,266	—	—	—	—	$3,360,266
Convertible Bonds & Notes:	—	—	—	—	—	—
Hotels, Restaurants & Leisure	1,513,970	—	—	—	—	1,513,970

Total Investments	$4,874,236	—	—	—	—	$4,874,236

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at July 31, 2010.

*There were no transfers into and out of Level 3 during the six months ended July 31, 2010.

AGIC Equity & Convertible Income:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 7/31/10

Investments in Securities – Assets
Common Stock	$280,120,522	—	—	$280,120,522
Convertible Preferred Stock:
Banks	—	$1,318,980	—	1,318,980
Capital Markets	—	—	$1,128,820	1,128,820
Diversified Financial Services	6,199,300	8,415,433	14,614,733
All Other	43,149,001	—	—	43,149,001
Convertible Bonds & Notes	—	37,767,061	—	37,767,061
Corporate Bonds & Notes	—	8,808,200	—	8,808,200
Short-Term Investment	—	2,934,682	—	2,934,682

Total Investments in Securities – Assets	$329,468,823	$59,244,356	$1,128,820	$389,841,999

Investments in Securities – Liabilities
Call options written, at value Market price	$(58,500)	—	—	$(58,500)

Total Investments	$329,410,323	$59,244,356	$1,128,820	$389,783,499

There were no significant transfers into and out of Levels 1 and 2 during the six months ended July 31, 2010.

NFJ Dividend, Interest & Premium Strategy Fund
28	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended July 31, 2010, were as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfer into Level 3*	Transfer out of Level 3*	Ending Balance 7/31/10

Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$1,128,820	—	—	—	—	$1,128,820

Total Investments	$1,128,820	—	—	—	—	$1,128,820

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at July 31, 2010.

*There were no transfers into and out of Level 3 during the six months ended July 31, 2010.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discount and amortization premiums, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividends.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact on the Funds’ financial statements at July 31, 2010. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions
The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(f) Convertible Securities
It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	29

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)
sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

2. Principal Risks
In the normal course of business the Funds trade financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are exposed to various risks such as, but not limited to, interest rate, market price and credit risks.

The market values of equity securities, such as common and preferred stock or equity-related investments such as options and securities convertible into equity securities, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income’s security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities, may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. NFJ Investment Group LLC (“NFJ”), and Allianz Global Investors Capital LLC (“AGIC”) as the investment sub-advisers seek to minimize counterparty risks to each applicable Fund by performing reviews of each counterparty. Delivery of securities sold is only made once the Funds have received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

During the six months ended July 31, 2010, the Funds held synthetic convertible securities with Lehman Brothers, Inc. as the counterparty. On September 15, 2008 Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The value of the relevant securities have been written down to their estimated recoverable values.

3. Financial Derivatives Instruments
Disclosure about derivative instruments and hedging activities require qualitative disclosures regarding objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish

NFJ Dividend, Interest & Premium Strategy Fund
30	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds may sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative contract amounts and values as of July 31, 2010, which are disclosed in the accompanying Notes to Financial Statements, are indicative of the volume of the Funds’ derivatives activities during the reporting period.

Option Transactions
The Funds purchase and write (sell) put and call options on securities and indices for hedging purposes, risk management purposes or otherwise as part of its investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as call options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

Fair Value of Derivative Instruments as of July 31, 2010
The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure.

The effect of derivative investments on the Funds’ Statements of Assets and Liabilities at July 31, 2010:

NFJ Dividend, Interest & Premium Strategy:

Location	Market Price

Liability Derivatives:
Call options written, at value	$(16,290,139)

AGIC Equity & Convertible Income:

Location	Market Price

Liability Derivatives:
Call options written, at value	$(58,500)

The effect of derivative instruments on the Funds’ Statements of Operations for the six months ended July 31, 2010:

Location	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income

Net realized gain (loss) on:
Call options written, Market Price	$(3,263,419)	$1,018,605

Net change in unrealized appreciation/depreciation of:
Call options written, Market Price	$(10,842,286)	$(482,635)

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	31

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

4. Investment Manager/Sub-Advisers
Each Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to its Agreement, the NFJ Dividend, Interest & Premium Strategy Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. Pursuant to its Agreement, the AGIC Equity & Convertible Income Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained its affiliates NFJ and AGIC (the “Sub-Advisers”), to manage NFJ Dividend, Interest & Premium Strategy Fund. NFJ manages the equity component while AGIC manages the convertible and index option strategy component. AGIC serves as the sole sub-adviser to the AGIC Equity & Convertible Income Fund. Subject to the supervision of the Investment Manager, NFJ and AGIC makes all of NFJ Dividend, Interest & Premium Strategy Fund’s investment decisions in connection with their respective components of the Fund’s investments. Subject to the supervision of the Investment Manager, AGIC is responsible for making all of AGIC Equity & Convertible Income Fund’s investment decisions. Pursuant to Sub-Advisory Agreements, the Investment Manager and not the Funds, pays each of the Sub-Advisers an annual fee payable on a monthly basis.

Effective August 25, 2010, the Sub-Advisory Agreement between the Investment Manager and Nicholas-Applegate Capital Management LLC (“NACM”) and the Sub-Advisory Agreement between the Investment Manager and Oppenheimer Capital LLC (“OCC”) were novated from NACM and OCC, respectively, to AGIC, the indirect parent of NACM and OCC and an affiliate of the investment manager.

The novations coincided with a larger corporate reorganization transferring the advisory businesses of NACM and OCC to AGIC. Since 2009, AGIC has assumed a number of non-advisory functions from both NACM and OCC, and the transactions in August 2010 marked the last step in the full integration of these businesses under a single name.

5. Investment in Securities
For the six months ended July 31, 2010, purchases and sales of investments, other than short-term securities were:

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income

Purchases	$412,851,364	$249,219,046
Sales	441,468,682	256,614,625

(a) Transactions in call options written for the six months ended July 31, 2010:

NFJ Dividend, Interest & Premium Strategy:	Contracts	Premiums

Options outstanding, January 31, 2010	105,650	$15,703,026
Options written	344,775	52,496,094
Options terminated in closing purchase transactions	(118,850)	(15,563,527)
Options expired	(238,375)	(38,013,339)

Options outstanding, July 31, 2010	93,200	$14,622,254

AGIC Equity & Convertible Income:	Contracts	Premiums

Options outstanding, January 31, 2010	17,065	$878,695
Options written	69,045	2,869,234
Options terminated in closing purchase transactions	(27,945)	(968,271)
Options expired	(53,660)	(2,477,223)

Options outstanding, July 31, 2010	4,505	$302,435

NFJ Dividend, Interest & Premium Strategy Fund
32	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund / AGIC Equity & Convertible Income Fund Notes to Financial Statements
July 31, 2010 (unaudited)

6. Income Tax Information
The cost basis of investments is substantially the same for both federal income tax purposes and financial reporting purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

NFJ Dividend, Interest & Premium Strategy	$2,001,812,102	$44,158,167	$(377,554,457)	$(333,396,290)
AGIC Equity & Convertible Income	517,665,356	699,148	(128,522,505)	(127,823,357)

7. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, the Sub-Advisers is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Advisers currently believes that the complaint is without merit and the Sub-Advisers intend to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events
On September 10, 2010 the following quarterly dividends were declared to shareholders, payable September 29, 2010 to shareholders of record on September 20, 2010:

NFJ Dividend, Interest & Premium Strategy	$0.15 per share
AGIC Equity & Convertible Income	$0.28 per share

On August 25, 2010 Nicholas-Applegate Equity & Convertible Income Fund changed its name to AGIC Equity & Convertible Income Fund and AGIC replaced NACM as the subadviser to the Fund. Also effective August 25, 2010, AGIC replaced NACM and OCC as the sub-adviser to NFJ Dividend, Interest & Premium Strategy Fund.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	33

NFJ Dividend, Interest & Premium Strategy Fund Financial Highlights
For a share outstanding throughout each period:

	Six Months ended July 31, 2010 (unaudited)		Year ended January 31,				For the Period February 28, 2005* through January 31, 2006

			2010	2009	2008	2007

Net asset value, beginning of period	$17.30		$14.12	$23.84	$25.72	$24.18	$23.88	**

Investment Operations:
Net investment income	0.37		0.61	0.89	0.80	0.75	0.70

Net realized and change in unrealized gain (loss) on investments, call options written and short sales	0.19		3.17	(8.63)	(0.44)	2.89	1.28

Total from investment operations	0.56		3.78	(7.74)	0.36	3.64	1.98

Dividends and Distributions to Shareholders from:
Net investment income	(0.30)		(0.60)	(0.87)	(1.01)	(0.73)	(0.65)

Net realized gains	—		—	(1.11)	(1.23)	(1.37)	(1.00)

Total dividends and distributions to shareholders	(0.30)		(0.60)	(1.98)	(2.24)	(2.10)	(1.65)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	—	—	—	(0.03)

Net asset value, end of period	$17.56		$17.30	$14.12	$23.84	$25.72	$24.18

Market price, end of period	$14.74		$14.50	$12.97	$23.26	$25.87	$22.20

Total Investment Return (1)	3.73%		17.31%	(37.93)%	(1.65)%	27.15%	(4.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,660,083		$1,635,728	$1,334,735	$2,253,652	$2,431,595	$2,285,652

Ratio of expenses to average net assets	0.97	%(2)	0.98%	0.97%	0.95%	0.95%	0.94	%(2)

Ratio of net investment income to average net assets	4.19	%(2)	3.95%	4.40%	3.13%	3.08%	3.27	%(2)

Portfolio turnover rate	25%		57%	48%	82%	69%	97%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
34	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 | See accompanying Notes to Financial Statements

AGIC Equity & Convertible Income Fund Financial Highlights
For a share outstanding throughout each period:

	Six Months ended July 31, 2010 (unaudited)		Year ended January 31, 2010	Year ended January 31, 2009	For the period February 27, 2007* through January 31, 2008

Net asset value, beginning of period	$17.58		$13.41	$23.44	$23.88	**

Investment Operations:
Net investment income	0.19		0.40	0.67	0.62

Net realized and change in unrealized gain (loss) on investments, call options written and short sales	0.31		4.89	(8.39)	0.68

Total from investment operations	0.50		5.29	(7.72)	1.30

Dividends and Distributions to Shareholders from:
Net investment income	(0.19)		(0.99)	(0.65)	(0.70)

Net realized gains	(0.37)		—	(1.66)	(0.99)

Return of capital	—		(0.13)	—	—

Total dividends and distributions to shareholders	(0.56)		(1.12)	(2.31)	(1.69)

Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	—	(0.05)

Net asset value, end of period	$17.52		$17.58	$13.41	$23.44

Market price, end of period	$16.30		$15.83	$13.10	$22.02

Total Investment Return (1)	6.58%		30.75%	(31.75)%	(5.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$390,831		$392,092	$299,126	$522,848

Ratio of expenses to average net assets	1.09	%(2)	1.10%	1.07%	1.08	%(2)

Ratio of net investment income to average net assets	2.14	%(2)	2.54%	3.42%	2.73	%(2)

Portfolio turnover rate	64%		94%	86%	241%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	35

NFJ Dividend, Interest & Premium Strategy Fund AGIC Equity & Convertible Income Fund July 31, 2010 (unaudited)	Annual Shareholder Meeting Results/Changes to the Board of Trustees/Change in Portfolio Manager/Proxy Voting Policies & Procedures/Changes in Investment Policy

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 21, 2010. Common shareholders voted as indicated below:

	Affirmative	Withheld Authority

NFJ Dividend, Interest & Premium Strategy
Re-election of Paul Belica - Class I to serve until 2012	82,137,502	6,447,365
Re-election of Hans W. Kertess - Class I to serve until 2012	82,260,364	6,324,503
Re-election of William B. Ogden, IV - Class I to serve until 2012	82,240,577	6,344,290
Re-election of R. Peter Sullivan III - Class II to serve until 2013	82,286,373	6,298,494
Election of Alan Rappaport - Class III to serve until 2011	82,290,170	6,294,697
Election of James A. Jacobson - Class II to serve until 2013	82,294,420	6,290,447

Mr. John C. Maney† continues to serve as a Trustee of the Fund.

† Interested Trustee

	Affirmative	Withheld Authority

AGIC Equity & Convertible Income
Re-election of Paul Belica - Class III to serve until 2013	20,373,540	431,257
Re-election of R. Peter Sullivan III - Class III to serve until 2013	20,383,082	421,714
Election of Alan Rappaport - Class I to serve until 2011	20,393,694	411,102
Election of James A. Jacobson - Class II to serve until 2012	20,389,533	415,263

Messrs. Hans W. Kertess, John C. Maney† and William B. Ogden, IV continue to serve as Trustees of the Fund.

† Interested Trustee

Changes in Board of Trustees:

Robert E. Connor served as Trustee of the Funds until his death on April 8, 2010.

Effective June 22, 2010, the Funds’ Board of Trustees appointed Alan Rappaport as a Trustee.

R. Peter Sullivan, III retired from the Funds’ Board of Trustees effective July 31, 2010.

Effective September 21, 2010, the Funds’ Board of Trustees appointed Brad Gallagher as a Trustee.

NFJ Portfolio Manager Change

Effective May 14, 2010, Mr. Baxter Hines replaced Mr. Jeff Partenheimer as a portfolio manager on the Fund’s Equity Component. Mr. Ben Fischer continues to be the lead portfolio manager of the Equity Component.

Mr. Baxter Hines is a Vice President and Portfolio Manager at NFJ Investment Group LLC, one of the Fund’s two sub-advisers. He has over 5 years experience in equity research and investment consulting. Prior to joining NFJ Investment Group LLC in 2008, Mr. Hines attended the University of Texas where he received an MBA from the McCombs School of Business. Before attending business school, Mr. Hines worked as a market data specialist for Reuters. He received a BA in Economics from the University of Virginia in 2001.

NFJ Dividend, Interest & Premium Strategy Fund
36	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund	Annual Shareholder Meeting
AGIC Equity & Convertible Income Fund	Results/Changes to the Board of
July 31, 2010 (unaudited) (continued)	Trustees/Change in Portfolio
Manager/Proxy Voting Policies
& Procedures/Changes in
Investment Policy

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Changes to NIE’s Investment Policy

NIE employs its Option Strategy by writing (selling) call options on stocks held in the Fund’s equity securities portfolio (the “Equity Component”). When the Fund writes a call option on an individual stock held in the Equity Component, it will ordinarily do so with respect to approximately 70% of the value of the position. Therefore, if the Fund determines to write call options on all or substantially all of the individual stocks held in the Equity Component, it is expected that the Fund will have written call options positions with respect to approximately 70% of the aggregate value of the Equity Component. However, the extent of the Fund’s use of the Option Strategy will vary depending on market conditions and other factors, and the Fund may determine from time to time to write call options on only a portion, or none, of the individual stocks held in the Equity Component.

NIE’s Option Strategy, to the extent utilized, is designed to generate gains from option premiums in an attempt to enhance distributions payable to the Fund’s shareholders and to reduce overall portfolio risk. However, there is no assurance that the Fund’s Option Strategy will achieve its objectives.

There are various risks associated with the NIE’s Option Strategies, including that the Fund forgoes, during the life of a written call option, the opportunity to profit from increases in the market value of the underlying security or securities held by the Fund (in the case of an index option, to the extent the performance of the index is correlated with the corresponding securities held by the Fund) with respect to which the option was written above the sum of the premium and the strike price of the call. Therefore, an Option Strategy generally limits the Fund’s ability to benefit from the full upside potential of its equity holdings, while the Fund retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. The use of written call options by the Fund also potentially involves correlation, liquidity, valuation, tax and other risks.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	37

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio Management
Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, annually approve the continuance of the Funds’ Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Advisers. The Trustees met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, as amended, should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with the contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager and the Sub-Advisers from their relationship with the Funds for the one year period ended March 31, 2010, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

NFJ Dividend, Interest & Premium Strategy Fund
38	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio Management
Agreements (unaudited)

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to the their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

NFJ Dividend, Interest & Premium Strategy Fund (“NFJ”)

The Trustees noted that the expense group for NFJ provided by Lipper is small, consisting of a total of six non-leveraged closed-end funds, not including NFJ. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $221.2 million to $1.470 billion, and that all of the funds are smaller in asset size than NFJ. The Trustees also noted that NFJ was ranked second out of six funds in the expense peer group for actual management fees and also for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked sixth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that NFJ outperformed its benchmark and had third quintile performance for the one-year period ended March 31, 2010 against a peer group of thirty four funds. The Trustees also noted that NFJ had fifth quintile performance for the three-year period against a peer group of thirty funds and fourth quintile performance for the five-year period ended March 31, 2010 against a peer group of twelve funds.

The Trustees noted that, while NFJ’s net asset value and market price performance had improved versus its peer group for the one-year period, the Fund’s longer-term comparitive performance is below its peer group. The Trustees have requested that management consider options to attempt to reduce the discount to net asset value at which NFJ’s shares trade. In approving the NFJ Agreements, the Trustees noted that they will closely monitor NFJ’s future performance and discount.

AGIC Equity & Convertible Income Fund (“NIE”)

The Trustees noted that the expense group for NIE provided by Lipper is small, consisting of a total of six non-leveraged closed-end funds, not including NIE. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $221.2 million to $1.47 billion, and that four of the funds are larger in asset size than the Fund. The Trustees also noted that NIE was ranked five out of six funds in the expense peer group for actual management fees and second out of six funds for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked sixth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that NIE outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of thirty four funds. The Trustees also noted that NIE had first quintile performance for the three-year period ended March 31, 2010 against a peer group of thirty funds.

At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Funds on a monthly basis.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Advisers under the Agreements in light of the Fund’s ongoing performance at each quarterly Board meeting.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.10 |	AGIC Equity & Convertible Income Fund Semi-Annual Report	39

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio Management
Agreements (unaudited)

The Trustees also considered the management fees charged by Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Advisers, but the Trustees were advised by the Sub-Advisers that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Advisers from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Funds.

NFJ Dividend, Interest & Premium Strategy Fund
40	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.10 |

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Brad Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
R. Peter Sullivan, III	Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary
Investment Manager
Allianz Global Investors Fund Management LLC 1345 Avenue of the Americas New York, NY 10105

Sub-Advisers
NFJ Investment Group LLC 2100 Ross Avenue, Suite 1840 Dallas, TX 75201

Allianz Global Investors Capital LLC 600 West Broadway, 30th Floor SP San Diego, CA 92101

Oppenheimer Capital LLC (until 8/25/10) 1345 Avenue of the Americas New York, NY 10105

Custodian & Accounting Agent
Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
BNY Mellon P.O. Box 43027 Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel
Ropes & Gray LLP One International Place Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ601SA_073110

ITEM 2. CODE OF ETHICS

(a)	N/A

(b)

The CODE OF ETHICS PURSUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (the “Code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for Covered Officers. In addition, the approval or ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) (1) NFJ Investment Group LLC (“NFJ”)

Effective May 14, 2010, Mr. Baxter Hines replaced Mr. Jeff Partenheimer as a portfolio manager on the Fund’s Equity Component. Mr. Ben Fischer continues to be the lead portfolio manager of the Equity Component.

The following information for Mr. Hines is provided as of October 4, 2010:

BAXTER HINES – Vice President, Portfolio Manager
Mr. Hines has over 5 years of experience in equity research and investment consulting. Prior to joining NFJ Investment Group in 2008, Mr. Hines attended the University of Texas where he completed an MBA from the McCombs School of Business. Before attending graduate school, Mr. Hines worked as a market data specialist for Reuters. Mr. Hines received his BA degree in Economics from the University of Virginia in 2001.

(a) (2) NFJ

The following summarizes information regarding each of the accounts, excluding the Fund, that were managed by Baxter Hines as of July 31, 2010 including accounts managed by a team, committee, or other group that includes Mr. Hines. The advisory fee charged for managing each account is not based on performance.

		Number	Assets Under
		of	Management
Portfolio Manager	Account Type	accounts	07/31/10

Baxter Hines	Other Pooled Investment Vehicles	2	$68,911,877.23
	Other Accounts	34	$7,830,002,592.89
	Registered Investment Companies	8	$10,205,973236.39

NFJ

Potential Conflict of Interest

     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms. NFJ, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interest of a Fund as well as other accounts, the NFJ’s trading desk may, to the extent by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation o trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decision made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security. There may be circumstances when purchased or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     Portfolio managers are responsible for managing multiple funds and/or accounts with unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for ach of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A Fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage an research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funs or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith and the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and NFJ’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she managers.

     A Fund’s portfolio managers may also face other potential conflicts of interest in managing a Fund, and the description above is not complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manger may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for a Fund or other clients. NFJ’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by NFJ, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investments activities and the interest of the Funds.

     As part of NFJ’s Compliance Program, NFJ has established a Compliance Committee, a Best Execution Committee, a Proxy Voting Committee and a Pricing Committee to help develop policies and procedures that help NFJ avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

(a) (3) NFJ

The following information is provided as of July 31, 2010.

Compensation

NFJ’s compensation plan is designed specifically to be aligned with the interests of its clients. NFJ aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, NFJ offers both short- and long-term incentive plans.

Compensation and Account Performance

The short-term incentive pools for the NFJ investment team are annual discretionary bonuses directly related to the revenue of the investment business and the performance of the investment strategies relative to their individual benchmarks over a five-year period. The percentage allocated to the investment team increases based on the number of strategies outperforming. The pool is then subjectively allocated to team members based on individual contributions. This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan

A Long-Term Incentive Plan provides rewards to certain key staff and executives of NFJ and the other Allianz Global Investors companies to promote long-term growth and profitability. The plan is based on the operating earnings growth of both Allianz Global Investors Capital LLC (“AGIC”) (of which NFJ is a part) and Allianz Global Investors companies and has a three-year vesting schedule.

Ownership Interest

Key employees of AGIC are provided with an interest that shares in the future growth and profitability of AGIC. Each unit is designed to deliver an annual distribution and value based on the growth in profits. The plan has a five-year vesting schedule.

The long-term components of our compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of our business.

Overall, we believe that competitive compensation is essential to retaining top industry talent. With that in mind, we continually reevaluate our compensation policies against industry benchmarks. Our goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms including McLagan Partners.

NFJ

(a)(4)

          The following summarizes the dollar range of securities the portfolio manager for the Fund beneficially owned of the Fund that he managed as of July 31, 2010.

NFJ Dividend Interest and Premium Strategy
Dollar Range of Equity Securities in the Fund
Baxter Hines	$0

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)

The registrant’s President and Chief Executive Officer and Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Exhibit 99.CODEETH - Code of Ethics

(a)(2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NFJ Dividend, Interest & Premium Strategy Fund

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date	October 4, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date	October 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date	October 4, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date	October 4, 2010